Segment information	3 Months Ended
Mar. 31, 2026
Segment information [abstract]
Segment information
18.	Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in one segment, Biopharmaceutical, which is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for applications in hospitals and other medical practices.

The Company’s Strategic Investments segment is no longer active as of March 31, 2026, and December 31, 2025.

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of March 31, 2026, and December 31, 2025, on a segmented basis:

	As of March 31, 2026
	Biopharmaceutical	Total
	$	$
Current assets	10,369,056	10,369,056
Non-current assets	4,557,019	4,557,019
Current liabilities	16,345,974	16,345,974
	As of December 31, 2025
	Biopharmaceutical	Total
	$	$
Current assets	6,478,353	6,478,353
Non-current assets	4,682,556	4,682,556
Current liabilities	6,058,294	6,058,294

The following tables summarize the Company’s interest income, total operating expenses, and net loss for the three months ended March 31, 2026, and 2025 on a segmented basis:

	For the three months ended March 31, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	9,579	(517)	9,062
Total operating expenses	2,966,172	133	2,966,305
Net (loss) income	(13,753,948)	384	(13,753,564)

	For the three months ended March 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(2,584)	(64,632)	(67,216)
Total operating expenses	3,397,101	322	3,397,423
Net (loss) income	(8,804,191)	64,310	(8,739,881)